Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 7,098	$ 27,612	$ 993
Minimum | Accounting Standards Update 2016-02 | Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset				$ 50,000
Lease liability				50,000
Maximum | Accounting Standards Update 2016-02 | Pro Forma
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset				60,000
Lease liability				$ 60,000
Restatement Adjustment | Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		$ (400)	$ (600)